Business Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Business Segments

17. Business Segments

The Company identifies its segments using the “management approach,” which designates the internal organization that is used by management for making operating decisions and assessing performance as the source of MFS’ reportable segments. Management organizes the business based on geography, and has designated the regions Americas, EMEA, and APAC as reportable segments.

The accounting policies of the segments are the same as those described in the summary of accounting policies except that certain corporate level expenses were not allocated to the segments for the periods prior to the Spin-Off. These unallocated expenses are corporate overhead, stock-based compensation expense, amortization expense of intangible assets with definite lives, restructuring expense, and other non-operating expenses. MFS evaluates segment performance based upon earnings before interest, taxes, other (income) expense and amortization (Operating EBITA) before the aforementioned expenses. Financial information relating to the Company’s reportable segments for the three and six months ended June 30, 2016 and 2015 is as follows:

	Three months ended June 30,		Six months ended June 30,
(in millions)	2016	2015	2016	2015
Net sales:
Americas	$301.2	$346.7	$564.8	$640.4
EMEA	76.3	75.8	144.9	146.0
APAC	43.1	45.6	82.0	86.9
Elimination of intersegment sales	(52.2)	(60.4)	(97.8)	(120.2)

Total net sales	$368.4	$407.7	$693.9	$753.1

Earnings before interest, taxes, other (income) expense and amortization (Operating EBITA):
Net earnings	$15.1	$36.9	$33.2	$50.9
Income taxes	4.1	17.0	8.7	23.5
Other (income) expense - net	3.6	(0.2)	6.0	(0.6)
Interest (income) expense on notes with MTW - net	—	(4.6)	0.1	(9.3)
Interest expense	27.0	0.4	35.5	0.7

Earnings from operations	49.8	49.5	83.5	65.2
Amortization expense	7.9	7.9	15.7	15.7

Earnings before interest, taxes, other (income) expense and amortization (Operating EBITA)	$57.7	$57.4	$99.2	$80.9

Earnings before interest, taxes, other (income) expense and amortization (Operating EBITA) by segment:
Americas	$55.0	$51.7	101.7	79.7
EMEA	10.1	6.8	16.9	10.5
APAC	4.2	6.2	7.3	10.2
Corporate and unallocated	(11.6)	(7.3)	(26.7)	(19.5)

Total earnings before interest, taxes, other (income) expense and amortization (Operating EBITA)	$57.7	$57.4	$99.2	$80.9

Operating EBITA % by segment (1):
Americas	18.3%	14.9%	18.0%	12.4%
EMEA	13.2%	9.0%	11.7%	7.2%
APAC	9.7%	13.6%	8.9%	11.7%

Net sales by geographic area (2):
United States	$244.1	$281.2	$456.2	$516.4
Other Americas	24.0	26.9	47.0	51.0
EMEA	63.6	61.5	120.8	114.8
APAC	36.7	38.1	69.9	70.9

Total net sales by geographic area:	$368.4	$407.7	$693.9	$753.1

(1)	Operating EBITA % in the section above is calculated by dividing the dollar amount of Operating EBITA by net sales.
(2)	Net sales in the section above are attributed to geographic regions based on location of customer.

As of June 30, 2016 and December 31, 2015, total assets by segment were as follows:

(in millions)	June 30, 2016	December 31, 2015
Total assets by segment:
Americas	$1,441.9	$1,495.2
EMEA	160.1	148.5
APAC	138.7	96.5
Corporate	66.3	13.8

Total	$1,807.0	$1,754.0

21. Business Segments

MFS identifies its segments using the “management approach,” which designates the internal organization that is used by management for making operating decisions and assessing performance as the source of MFS’ reportable segments. Management organizes the business based on geography, and has designated the regions Americas, EMEA, and APAC as reportable segments.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies except that certain expenses are not allocated to the segments. These unallocated expenses are corporate overhead, stock-based compensation expense, amortization expense of intangible assets with definite lives, asset impairment expense, restructuring expense, and other non-operating expenses. MFS evaluates segment performance based upon profit and loss before the aforementioned expenses. Financial information relating to MFS’ reportable segments for the years ended December 31, 2015, 2014 and 2013 is as follows:

(in millions)	2015	2014	2013
Net sales:
Americas	$1,323.7	$1,301.9	$1,282.6
EMEA	281.6	315.1	312.6
APAC	191.1	198.2	129.4
Elimination of intersegment sales	(226.3)	(233.9)	(182.8)

Total net sales	$1,570.1	$1,581.3	$1,541.8

Earnings before interest and taxes from continuing operations:
Americas	$200.9	$201.8	$214.3
EMEA	23.5	20.7	22.5
APAC	21.6	20.8	16.0
Corporate expense	(35.8)	(34.9)	(31.6)
Amortization expense	(31.4)	(31.8)	(31.4)
Asset impairment expense	(9.0)	(1.1)	—
Restructuring expense	(4.6)	(2.6)	(2.9)
Separation expense	(4.3)	—	—
Other income (expense)	(1.0)	(0.4)	0.8

Earnings before interest and taxes from continuing operations	$159.9	$172.5	$187.7

Other income (expense):
Interest expense	$(1.4)	$(1.3)	$(1.0)
Interest income on notes with MTW - net	15.8	16.6	17.2
Other income (expense) - net	22.0	(0.6)	0.7

Earnings from continuing operations before income taxes	$196.3	$187.2	$204.6

Capital expenditures:
Americas	$8.4	$23.8	$9.1
EMEA	1.5	1.6	2.1
APAC	1.4	3.7	3.8
Corporate	1.9	4.5	2.5

Total capital expenditures	$13.2	$33.6	$17.5

Depreciation:
Americas	$14.3	$13.6	$15.1
EMEA	2.6	2.4	2.1
APAC	2.1	3.4	4.5
Corporate	0.6	0.6	0.6

Total depreciation	$19.6	$20.0	$22.3

Assets:
Americas	$1,495.2	$1,636.2	$1,642.3
EMEA	148.5	158.3	181.5
APAC	96.5	96.7	81.5
Corporate	13.8	7.1	12.9

Total assets	$1,754.0	$1,898.3	$1,918.2

Net sales by product class are categorized into commercial foodservice whole goods and aftermarket parts and service and support. Net sales by product class for the years ended December 31 are as follows:

(in millions)	2015 (2)	2014 (2)	2013 (1)
Commercial foodservice whole goods	$1,277.2	$1,293.6	$1,355.3
Aftermarket parts and support	292.9	287.7	186.5

Total	$1,570.1	$1,581.3	$1,541.8

(1)	MFS began tracking sales by product class during 2013 in the Americas region; the aftermarket parts and support class shown for 2013 represents the Americas only.
(2)	MFS began tracking sales by product class for EMEA and APAC during 2014; the aftermarket parts and support sales for 2015 and 2014 represents sales from all regions.

Net sales in the table below are attributed to geographic regions based on location of customer. Net sales from continuing operations and long-lived asset information by geographic area as of and for the years ended December 31 are as follows:

	Net Sales			Long-Lived Assets
(in millions)	2015	2014	2013	2015	2014
United States	1,066.7	996.4	949.2	1,363.4	1,454.7
Other Americas	106.6	127.4	132.4	16.0	12.4

Total Americas	1,173.3	1,123.8	1,081.6	1,379.4	1,467.1
EMEA	237.2	280.3	283.2	78.2	90.2
APAC	159.6	177.2	177.0	25.4	28.5

Total	$1,570.1	$1,581.3	$1,541.8	$1,483.0	$1,585.8

Net sales from continuing operations and long-lived asset information for Europe primarily relate to France, Germany and the United Kingdom.

MFS sells primarily through distributors and dealers (“direct customers”), who ultimately sell to end customers. No single direct customer represented 10% or greater of MFS’ net sales in the years ended December 31, 2015, 2014, or 2013. Only one end customer, McDonald’s, represented 10% or greater of MFS’ net sales in the years ended December 31, 2014 and December 31, 2013.